Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

11. Goodwill and Intangible Assets

The Company recorded $12.0 million of goodwill related to the acquisition of fSight during the three months ended March 31, 2023. As of March 31, 2023 the Company had a goodwill balance of $12.0 million.

The Company’s intangible assets by major asset class are as follows:

	March 31, 2023 (Unaudited)
(in thousands, except for useful life amounts)	Useful Life (Years)	Cost	Accumulated Amortization	Net Book Value
Amortizing:
Trade name	3	$10	$(1)	$9
Patents	4 – 13	450	(12)	438
Customer relationships and other	10	170	(3)	167
Developed technology	10	1,820	(30)	1,790
Total intangible assets		$2,450	$(46)	$2,404

As of December 31, 2022 the Company did not have any intangible assets.

The Company recognized amortization expense related to acquired intangible assets of $46,000 for the three months ended March 31, 2023 and none for the three months ended March 31, 2022. Amortization expense is included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive income (loss).

Amortization expense related to intangible assets at March 31, 2023 in each of the next five years and beyond is expected to be incurred as follows (in thousands):

Years Ending December 31 (Unaudited) (in thousands):	(unaudited)
2023 (Excluding the three months ended March 31, 2023)	$205
2024	274
2025	274
2026	271
2027	262
Thereafter	1,118
$2,404